Concentration of Credit Risk (Details Narrative) (10 K)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
G2 ICT Co., Ltd [Member] | Accounts Receivable [Member]
Concentration risk percentage	20.00%		44.00%
Shinwoo E&D Co., Ltd [Member] | Accounts Receivable [Member]
Concentration risk percentage	17.00%		15.00%	17.00%
Hyundai Heavy Industries Co., Ltd., [Member] | Accounts Receivable [Member]
Concentration risk percentage	15.00%		13.00%	22.00%
Hanjin Heavy Industries & Construction Co., Ltd [Member] | Accounts Receivable [Member]
Concentration risk percentage	12.00%		11.00%
Naval Logistics Command [Member] | Accounts Receivable [Member]
Concentration risk percentage				38.00%
Naval Logistics Command [Member] | Sales Revenue, Net [Member]
Concentration risk percentage	56.00%	37.00%	33.00%	25.00%
Hyundai Electric & Energy System Co., Ltd. [Member] | Sales Revenue, Net [Member]
Concentration risk percentage			5.00%
National Information Society Agency [Member] | Sales Revenue, Net [Member]
Concentration risk percentage		17.00%		11.00%